Inventories - Schedule of Inventory (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Inventory [Line Items]
Inventories	SFr 401.3	SFr 356.5
Gross carrying amount | Shoes
Disclosure Of Inventory [Line Items]
Inventories	370.9	321.4
Gross carrying amount | Apparel
Disclosure Of Inventory [Line Items]
Inventories	37.7	34.5
Gross carrying amount | Accessories
Disclosure Of Inventory [Line Items]
Inventories	4.7	8.0
Allowances
Disclosure Of Inventory [Line Items]
Inventories	SFr 12.0	SFr 7.4